Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows used in operating activities
Net loss	$ (54,063)	$ (108,922)
Adjustment for non-cash items:
Depreciation and amortization	140,967	84,785
Impairment on short-term prepaid deposits, property, plant and equipment and assets held for sale	3,628	12,252
Net financial (income) expenses	(39,210)	37,194
Digital assets earned	(186,527)	(141,306)
Reversal of revaluation loss on digital assets		(2,695)
Share-based payment	13,949	10,915
Income tax recovery	(14,290)	(401)
Loss on disposition of property, plant and equipment and deposits	336	1,778
Digital assets exchanged for services	1,463
Interest income received	5,649	1,787
Interest expenses paid	(1,738)	(13,923)
Income taxes (paid) received	(1,510)	11,590
Changes in non-cash working capital components	(9,216)	1,235
Net change in cash related to operating activities	(140,562)	(105,711)
Cash flows from (used in) investing activities
Proceeds from sale of digital assets	152,135	129,309
Purchase of property, plant and equipment	(286,919)	(48,436)
Proceeds from sale of property, plant and equipment and assets held for sale	5,460	3,111
Purchase of marketable securities	(22,375)	(36,262)
Proceeds from disposition of marketable securities	24,688	48,507
Purchase of derivative assets and liabilities	(13,961)
Proceeds from disposition of derivative assets and liabilities	31,120
Refundable Hosting Deposits	(15,600)
Equipment and construction prepayments	(52,935)	(22,869)
Acquisitions of assets		(2,394)
Net change in cash related to investing activities	(178,387)	70,966
Cash flows from financing activities
Issuance of common shares and warrants	289,534	109,074
Repayment of long-term debt	(4,141)	(30,545)
Proceeds from long-term debt	1,695
Lease incentive received	714
Repayment of lease liabilities	(2,223)	(3,634)
Exercise of stock options and warrants	8,883	12,983
Net change in cash related to financing activities	294,462	87,878
Net (decrease) increase in cash	(24,487)	53,133
Cash, beginning of the year	84,038	30,887
Exchange rate differences on currency translation	(9)	18
Cash, end of the year	$ 59,542	$ 84,038